Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Sales	$ 1,096,224	$ 861,332
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%
Mineral stream interest	$ 5,488,391	$ 5,734,106
Percentage of mineral stream interests located in geographic area	100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 94,239	$ 74,307
Percentage of revenue derived from mineral stream interests located in geographic area	9.00%	9.00%
Mineral stream interest	$ 584,465	$ 616,846
Percentage of mineral stream interests located in geographic area	10.00%	11.00%
United States [member]
Disclosure of geographical areas [line items]
Sales	$ 66,125	$ 49,189
Percentage of revenue derived from mineral stream interests located in geographic area	6.00%	6.00%
Mineral stream interest	$ 466,265	$ 480,529
Percentage of mineral stream interests located in geographic area	8.00%	8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 220,768	$ 139,275
Percentage of revenue derived from mineral stream interests located in geographic area	20.00%	16.00%
Mineral stream interest	$ 534,175	$ 570,385
Percentage of mineral stream interests located in geographic area	10.00%	10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 11,488	$ 9,339
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	1.00%
Mineral stream interest		$ 1,990
Percentage of mineral stream interests located in geographic area	0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 33,460	$ 28,012
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%
Mineral stream interest	$ 20,261	$ 21,355
Percentage of mineral stream interests located in geographic area	0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 34,486	$ 25,250
Percentage of revenue derived from mineral stream interests located in geographic area	3.00%	3.00%
Mineral stream interest	$ 32,956	$ 35,059
Percentage of mineral stream interests located in geographic area	1.00%	1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%
Mineral stream interest	$ 264,402	$ 264,403
Percentage of mineral stream interests located in geographic area	5.00%	5.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 450,166	$ 365,448
Percentage of revenue derived from mineral stream interests located in geographic area	41.00%	42.00%
Mineral stream interest	$ 2,509,344	$ 2,605,258
Percentage of mineral stream interests located in geographic area	46.00%	45.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 185,492	$ 170,512
Percentage of revenue derived from mineral stream interests located in geographic area	17.00%	20.00%
Mineral stream interest	$ 1,076,183	$ 1,138,281
Percentage of mineral stream interests located in geographic area	20.00%	20.00%
Columbia [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%
Mineral stream interest	$ 340
Percentage of mineral stream interests located in geographic area	0.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	$ 652,827	$ 541,045
Mineral stream interest	3,349,967	3,497,235
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	328,543	357,212
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	224,310	229,994
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	182,201	194,365
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,509,344	2,605,258
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	105,569	110,406
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	399,625	288,401
Mineral stream interest	1,669,525	1,759,392
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	28,412	32,124
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	566	566
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	351,974	376,020
Silver interests [member] | Greece [member]
Disclosure of geographical areas [line items]
Mineral stream interest		1,990
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	20,261	21,355
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	32,956	35,059
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	264,402	264,403
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	970,614	1,027,875
Silver interests [member] | Columbia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest	340
Palladium interest [member]
Disclosure of geographical areas [line items]
Mineral stream interest	241,389	249,969
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	241,389	249,969
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	227,510	227,510
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 227,510	$ 227,510